UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

1940 Act File No. 811-21548

                      GENERATION HEDGE STRATEGIES FUND LLC
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                          400 Andrews Street, Suite 720
                            Rochester, New York 14604
                    ----------------------------------------
                    (Address of Principal Executive Offices)

                                 (585) 232-8560
                          -----------------------------
                         (Registrant's Telephone Number)

                            Scott D. Nasca, President
                        Generation Capital Management LLC
                          400 Andrews Street, Suite 720
                            Rochester, New York 14604
                      ------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:  03/31/2005

Date of reporting period: 07/01/2003 to 06/30/04

Item 1. Proxy Voting Record.



       The Fund held no securities during the period covered by this report in which there was a security holder vote. Accordingly, there are no proxy votes to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                      GENERATION HEDGE STRATEGIES FUND LLC


By /s/ Scott D. Nasca
   ---------------------
       Scott D. Nasca
       President



Date: November 30, 2004